                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

             Report of the Calendar Quarter Ending December 31, 2009

                       If amended report check here:
                                                     ------

Name of Institutional Investment Manager:

Appleton Partners, Inc.          S.E.C. File Number 28-6694
-----------------------------------------------------------

Business Address:

 45 Milk Street        Boston         MA           02109
--------------------------------------------------------
     Street             City         State          Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617) 338-0700
----------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of February 2010.

                                        Appleton Partners, Inc.
                                        ---------------------------------------
                                        (Name of Institutional Investment Mgr.)


                                        /s/ Douglas C. Chamberlain
                                        ---------------------------------------
                                        By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   121
Form 13F Information Table Value Total:   212,392,585.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

         NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.    Form 13F file number    Name
---    --------------------    ----

Appleton Partners, Inc.
13F SEC  APPRAISAL
Master Group
31-Dec-09

                                                                                          INVESTMENT DISCRETION   VOTING AUTHORITY
                                                                                          --------------------- --------------------
                                           SECURITY                                         SOLE   SHARED OTHER  SOLE  SHARED  NONE
SECURITY                                     TYPE       CUSIP     MARKET VALUE   QUANTITY   (A)     (B)    (C)    (A)    (B)    (C)
-------------------------------------    ------------ --------- ---------------- -------- ------- ------- ----- ------ ------ ------
Master Group
------------
3M CO COM                                COMMON STOCK 88579Y101 $   1,098,354.00   13,286      X                    X
ABBOTT LABS COM                          COMMON STOCK 002824100 $     515,551.00    9,549      X                    X
ACTIVISION BLIZZARD IN COM               COMMON STOCK 00507V109 $     496,895.00   44,725      X                    X
AECOM TECH CORP DEL COM                  COMMON STOCK 00766T100 $     471,625.00   17,150      X                    X
AFLAC INC COM                            COMMON STOCK 001055102 $     333,462.00    7,210      X                    X
AGRIUM INC COM                           COMMON STOCK 008916108 $   2,541,057.00   41,318      X                    X
AKAMAI TECHNOLOGIES COM                  COMMON STOCK 00971T101 $   1,250,225.00   49,338      X                    X
ALCON INC COM SHS                        COMMON STOCK H01301102 $     376,361.00    2,290      X                    X
AMAZON COM INC COM                       COMMON STOCK 023135106 $   6,528,256.00   48,530      X                    X
AMERICAN TOWER CORP CL A                 COMMON STOCK 029912201 $   2,570,131.00   59,480      X                    X
AMPHENOL CORP NEW CL A                   COMMON STOCK 032095101 $   1,847,015.00   39,996      X                    X
ANSYS INC COM                            COMMON STOCK 03662Q105 $   4,169,900.00   95,948      X                    X
APACHE CORP COM                          COMMON STOCK 037411105 $   1,185,939.00   11,495      X                    X
APPLE, INC.                              COMMON STOCK 037833100 $   7,383,206.00   35,036      X                    X
APPLETON EQUITY GROWTH FUND              MUTUAL FUNDS 038042107 $   2,777,905.00  407,317      X                    X
ARCHER DANIELS MIDLAND COM               COMMON STOCK 039483102 $     219,953.00    7,025      X                    X
AT&T INC COM                             COMMON STOCK 00206R102 $   1,249,073.00   44,562      X                    X
BAKER HUGHES INC COM                     COMMON STOCK 057224107 $     606,309.00   14,978      X                    X
BANK N S HALIFAX COM                     COMMON STOCK 064149107 $   1,382,335.00   29,575      X                    X
BANK OF AMERICA CORP COM                 COMMON STOCK 060505104 $   2,308,487.00  153,286      X                    X
BAXTER INTL INC COM                      COMMON STOCK 071813109 $     503,709.00    8,584      X                    X
BBH FD INC CORE SELE CL N                MUTUAL FUNDS 05528X604 $     512,403.00   40,699      X                    X
BECTON DICKINSON & CO COM                COMMON STOCK 075887109 $   2,911,669.00   36,922      X                    X
BERKSHIRE HATHAWAY INC CL A              COMMON STOCK 084670108 $     297,600.00        3      X                    X
BERKSHIRE HATHAWAY INC CL B              COMMON STOCK 084670207 $     423,894.00      129      X                    X
BEST BUY INC COM                         COMMON STOCK 086516101 $     254,912.00    6,460      X                    X
BHP BILLITON LTD SPONSORED ADR           COMMON STOCK 088606108 $   3,478,953.00   45,429      X                    X
BP PLC SPONSORED ADR                     COMMON STOCK 055622104 $     514,948.00    8,883      X                    X
BRISTOL MYERS SQUIBB COM                 COMMON STOCK 110122108 $     296,940.00   11,760      X                    X
CATERPILLAR INC DEL COM                  COMMON STOCK 149123101 $   5,092,170.00   89,352      X                    X
CELGENE CORP COM                         COMMON STOCK 151020104 $     320,327.00    5,753      X                    X
CERNER CORP COM                          COMMON STOCK 156782104 $   1,407,663.00   17,075      X                    X
CHEVRONTEXACO CORP COM                   COMMON STOCK 166764100 $     815,170.00   10,588      X                    X
CISCO SYS INC COM                        COMMON STOCK 17275R102 $   3,485,185.00  145,580      X                    X
CITIGROUP INC COM                        COMMON STOCK 172967101 $     207,090.00   62,565      X                    X
COCA COLA CO COM                         COMMON STOCK 191216100 $   1,065,615.00   18,695      X                    X
COLGATE PALMOLIVE CO COM                 COMMON STOCK 194162103 $   3,462,540.00   42,149      X                    X
COMPUTER SCIENCES CORP COM               COMMON STOCK 205363104 $     234,435.00    4,075      X                    X
COSTCO WHSL CORP NEW COM                 COMMON STOCK 22160K105 $     902,520.00   15,253      X                    X
CVS CAREMARK CORPORATION                 COMMON STOCK 126650100 $   1,185,006.00   36,790      X                    X
DEERE & CO COM                           COMMON STOCK 244199105 $     220,795.00    4,082      X                    X
DISNEY WALT CO COM DISNEY                COMMON STOCK 254687106 $     548,089.00   16,995      X                    X
DOLBY LABORATORIES INC COM               COMMON STOCK 25659T107 $   1,051,731.00   22,035      X                    X
DOLLAR TREE STORES COM                   COMMON STOCK 256746108 $     983,871.00   20,370      X                    X
DU PONT E I DE NEMOURS COM               COMMON STOCK 263534109 $     228,114.00    6,775      X                    X
E M C CORP MASS COM                      COMMON STOCK 268648102 $   2,091,316.00  119,709      X                    X
ECOLAB INC COM                           COMMON STOCK 278865100 $   4,643,453.00  104,160      X                    X
ENERGAS RES INC COM                      COMMON STOCK 29265E108 $         360.00   20,000      X                    X
EXPRESS SCRIPTS INC COM                  COMMON STOCK 302182100 $   3,156,318.00   36,523      X                    X
EXXON MOBIL CORP COM                     COMMON STOCK 30231G102 $   8,545,418.00  125,318      X                    X
FEDERATED EQUITY FDS KAUFMANN CL A       MUTUAL FUNDS 314172677 $     610,999.00  131,116      X                    X
FEDERATED EQUITY FDS MKT OPPOR FD A      MUTUAL FUNDS 314172743 $     152,467.00   14,977      X                    X
FEDERATED INVS INC PA CL B               COMMON STOCK 314211103 $     232,375.00    8,450      X                    X
FEDERATED STK TR SH BEN INT              MUTUAL FUNDS 313900102 $     604,717.00   29,470      X                    X
FEDERATED WORLD INVT INTL SM CO CLA      MUTUAL FUNDS 31428U748 $     265,723.00    8,281      X                    X
FORD MTR CO DEL COM PAR $0.01            COMMON STOCK 345370860 $     122,000.00   12,200      X                    X
FORUM FDS INC JORDAN OPPTY               MUTUAL FUNDS 742935182 $     699,746.00   64,493      X                    X
FREEPORT-MCMORAN COP&G CL B              COMMON STOCK 35671D857 $   4,688,775.00   58,398      X                    X

GENERAL ELEC CO COM                      COMMON STOCK 369604103 $   2,494,120.00  164,846      X                    X
GENERAL MOLY INC COM                     COMMON STOCK 370373102 $      20,800.00   10,000      X                    X
GOLDMAN SACHS GROUP COM                  COMMON STOCK 38141G104 $   4,494,014.00   26,617      X                    X
GOOGLE INC CL A                          COMMON STOCK 38259P508 $     506,524.00      817      X                    X
GRAINGER W W INC COM                     COMMON STOCK 384802104 $     274,029.00    2,830      X                    X
HEARTLAND GROUP INC VAL PLUS INSTL       MUTUAL FUNDS 422352849 $     441,332.00   18,860      X                    X
HECLA MNG CO COM                         COMMON STOCK 422704106 $      61,800.00   10,000      X                    X
INTEL CORP COM                           COMMON STOCK 458140100 $   2,160,809.00  105,922      X                    X
INTERNATIONAL BUS MACH COM               COMMON STOCK 459200101 $   6,255,318.00   47,787      X                    X
ISHARES TR NASDQ BIO INDX                COMMON STOCK 464287556 $     389,920.00    4,765      X                    X
ISHARES TR S&P NA NAT RES                COMMON STOCK 464287374 $     226,274.00    6,595      X                    X
J P MORGAN CHASE & CO COM                COMMON STOCK 46625H100 $     713,099.00   17,113      X                    X
JOHNSON & JOHNSON COM                    COMMON STOCK 478160104 $   5,796,836.00   89,999      X                    X
KELLOGG CO COM                           COMMON STOCK 487836108 $     596,212.00   11,207      X                    X
MARATHON OIL CORP COM                    COMMON STOCK 565849106 $     231,028.00    7,400      X                    X
MARKET VECTORS ETF TR AGRIBUS ETF        COMMON STOCK 57060U605 $     541,463.00   12,365      X                    X
MCAFEE INC COM                           COMMON STOCK 579064106 $     973,680.00   24,000      X                    X
MCDERMOTT INTL INC COM                   COMMON STOCK 580037109 $   2,830,899.00  117,905      X                    X
MCDONALDS CORP COM                       COMMON STOCK 580135101 $   6,596,037.00  105,638      X                    X
MEDCO HEALTH SOLUTIONS COM               COMMON STOCK 58405U102 $     325,046.00    5,086      X                    X
MERCK & CO, INC NEW COM                  COMMON STOCK 58933Y105 $     826,973.00   22,632      X                    X
MFS SER TR X INTL DIVERS I               MUTUAL FUNDS 55273G298 $     370,208.00   30,621      X                    X
MICROSOFT CORP COM                       COMMON STOCK 594918104 $   4,626,163.00  151,777      X                    X
MONSANTO CO NEW COM                      COMMON STOCK 61166W101 $   1,159,705.00   14,186      X                    X
NEWMONT MINING CORP COM                  COMMON STOCK 651639106 $   1,691,332.00   35,750      X                    X
NOBLE ENRGY INC COM                      COMMON STOCK 655044105 $     204,757.00    2,875      X                    X
NUCOR CORP COM                           COMMON STOCK 670346105 $   2,232,669.00   47,860      X                    X
NVIDIA CORP COM                          COMMON STOCK 67066G104 $   2,473,232.00  132,400      X                    X
OCCIDENTAL PETE CP DEL COM               COMMON STOCK 674599105 $     300,914.00    3,699      X                    X
ORACLE CORP COM                          COMMON STOCK 68389X105 $   2,637,956.00  107,540      X                    X
PEOPLES S&P MIDCAP IDX COM               MUTUAL FUNDS 712223106 $     482,538.00   21,351      X                    X
PEPSICO INC COM                          COMMON STOCK 713448108 $   5,051,568.00   83,085      X                    X
PETROLEO BRASILEIRO SA SPONSORED ADR     COMMON STOCK 71654V408 $     572,780.00   12,013      X                    X
PFIZER INC COM                           COMMON STOCK 717081103 $     325,910.00   17,917      X                    X
PRAXAIR INC COM                          COMMON STOCK 74005P104 $   4,349,027.00   54,153      X                    X
PRECISION CASTPARTS CP COM               COMMON STOCK 740189105 $     605,821.00    5,490      X                    X
PRICE T ROWE GROUP INC COM               COMMON STOCK 74144T108 $   4,352,442.00   81,736      X                    X
PRICELINE COM INC COM NEW                COMMON STOCK 741503403 $     349,456.00    1,600      X                    X
PROCTER & GAMBLE CO COM                  COMMON STOCK 742718109 $   6,452,366.00  106,422      X                    X
QUALCOMM INC COM                         COMMON STOCK 747525103 $   1,674,381.00   36,195      X                    X
ROPER INDS INC NEW COM                   COMMON STOCK 776696106 $   1,798,648.00   34,345      X                    X
ROYAL DUTCH SHELL PLC SPON ADR B         COMMON STOCK 780259107 $     206,071.00    3,545      X                    X
ROYAL DUTCH SHELL PLC SPONS ADR A        COMMON STOCK 780259206 $     301,993.00    5,024      X                    X
SCHEIN HENRY INC COM                     COMMON STOCK 806407102 $     364,255.00    6,925      X                    X
SCHLUMBERGER LTD COM                     COMMON STOCK 806857108 $   5,681,446.00   87,286      X                    X
SCOTTS MIRACLE GRO CO                    COMMON STOCK 810186106 $   2,110,750.00   53,695      X                    X
SOCIEDAD QUIMICA MINER SPON ADR SER B    COMMON STOCK 833635105 $   2,252,697.00   59,960      X                    X
SOUTHWESTERN ENERGY CO COM               COMMON STOCK 845467109 $     444,645.00    9,225      X                    X
STRYKER CORP COM                         COMMON STOCK 863667101 $     827,075.00   16,420      X                    X
TARGET CORP COM                          COMMON STOCK 87612E106 $     518,285.00   10,715      X                    X
TEMPLETON INCOME TR GLOBAL BD FD C       MUTUAL FUNDS 880208301 $     177,180.00   13,907      X                    X
TEVA PHARMACEUTCL INDS ADR               COMMON STOCK 881624209 $   4,638,446.00   82,564      X                    X
TRANSOCEAN LTD ZUG NAMEN AKT             COMMON STOCK H8817H100 $   1,349,060.00   16,293      X                    X
UNITED TECHNOLOGIES CP COM               COMMON STOCK 913017109 $     889,836.00   12,820      X                    X
VCA ANTECH INC COM                       COMMON STOCK 918194101 $     208,082.00    8,350      X                    X
VERIZON COMMUNICATIONS COM               COMMON STOCK 92343V104 $   5,040,862.00  152,154      X                    X
VISA, INC.                               COMMON STOCK 92826C839 $   6,010,339.00   68,721      X                    X
VULCAN MATLS CO COM                      COMMON STOCK 929160109 $     684,394.00   12,994      X                    X
WABTEC CORP COM                          COMMON STOCK 929740108 $   1,639,849.00   40,153      X                    X
WAL MART STORES INC COM                  COMMON STOCK 931142103 $     495,909.00    9,278      X                    X
WEATHERFORD INTL LTD COM                 COMMON STOCK G95089101 $     202,150.00   11,287      X                    X
WELLS FARGO & CO NEW COM                 COMMON STOCK 949746101 $   2,796,947.00  103,629      X                    X
XTO ENERGY INC COM                       COMMON STOCK 98385X106 $   1,553,171.00   33,380      X                    X
                                                                ----------------
                                                                $ 212,392,585.00
                                                                ----------------
TOTAL PORTFOLIO                                                 $ 212,392,585.00
                                                                ================